COMMITMENTS (Schedule of future minimum payments) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Other Commitments [Line Items]
2025	$ 1,133,964	$ 1,360,101
2026	1,399,538	1,399,538
2027	1,440,158	1,440,158
2028	1,481,996	1,481,996
Thereafter	8,035,145	8,035,144
Other commitment	13,490,801	13,716,937
Third Parties[Member]
Other Commitments [Line Items]
2025	498,281	597,662
2026	614,225	614,225
2027	631,286	631,286
2028	648,858	648,858
Thereafter	3,561,899	3,561,898
Other commitment	5,954,549	6,053,929
Related Parties [Member]
Other Commitments [Line Items]
2025	635,683	762,439
2026	785,313	785,313
2027	808,872	808,872
2028	833,138	833,138
Thereafter	4,473,246	4,473,246
Other commitment	$ 7,536,252	$ 7,663,008